Business Combinations - Summary of fair value of Identifiable assets acquired and liabilities assumed (Detail) $ in Thousands	Dec. 31, 2022 ARS ($)
Fintech SGR [Member]
Disclosure of detailed information about business combination [line items]
Assets	$ 115,632
Cash and deposits in Banks	487
Other financial assets	77,082
Property, plant and equipment	1,108
Deferred tax assets	7,724
Other non-financial assets	29,231
Liabilities	97,776
Other non-financial liabilities	97,776
Net assets acquired at fair value	17,856
Risk Fund [Member]
Disclosure of detailed information about business combination [line items]
Assets	1,673,303
Cash and deposits in Banks	180,729
Debt Securities at fair value through profit or loss	1,211,953
Other financial assets	279,840
Other non-financial assets	781
Liabilities	1,673,303
Other financial liabilities	1,658,508
Other non-financial liabilities	$ 14,795